UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001707196
Central Index Key Number of sponsor: 0001633283

                    Towd Point Mortgage Trust 2020-4
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001826232
Central Index Key Number of underwriter (if applicable): N/A

                            Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2A – Cure Tracker
Schedule 2B – Cure Tracker
Schedule 2C – Cure Tracker
Schedule 3A – Data Compare
Schedule 3B – Data Compare
Schedule 3C – Data Compare
Schedule 4A – Data Extract
Schedule 4B – Data Extract
Schedule 4C – Data Extract
Schedule 5A – Loan Level
Schedule 5B – Loan Level
Schedule 5C – Loan Level
Schedule 5D – Loan Level
Schedule 6A – Modification
Schedule 6B – Modification
Schedule 6C – Modification
Schedule 7A – Pay History
Schedule 7B – Pay History
Schedule 7C – Pay History
Schedule 8A – Tax and Title
Schedule 8B – Tax and Title
Schedule 8C – Tax and Title
Schedule 8D – Tax and Title
Schedule 8E – Tax and Title
Schedule 9 – Servicing Comments

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1 – Narrative
Schedule 2A – Tax and Title
Schedule 2B – Tax and Title
Schedule 2C – Tax and Title

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2A – Conditions
Schedule 2B – Conditions
Schedule 2C – Conditions
Schedule 3A – Custom Upload
Schedule 3B – Custom Upload
Schedule 3C – Custom Upload
Schedule 4A – Tape Compare
Schedule 4B – Tape Compare
Schedule 4C – Tape Compare
Schedule 5A – RPL Mod Upload
Schedule 5B – RPL Mod Upload
Schedule 5C – RPL Mod Upload
Schedule 6 – Rating Agency QM ATR Data Fields
Schedule 7 – Pay History
Schedule 8 – Servicing Comments

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Data Disc
Schedule 3 – Exception Report
Schedule 4 – Itemized Report
Schedule 5 – Pay String Report
Schedule 6 – Servicing Comment Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 1, 2020

TOWD POINT ASSET FUNDING, LLC
(Depositor)

By:	/s/ Michael Hitzmann
Name: Michael Hitzmann
Title: President and Chief Executive Officer

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2A – Cure Tracker
Schedule 2B – Cure Tracker
Schedule 2C – Cure Tracker
Schedule 3A – Data Compare
Schedule 3B – Data Compare
Schedule 3C – Data Compare
Schedule 4A – Data Extract
Schedule 4B – Data Extract
Schedule 4C – Data Extract
Schedule 5A – Loan Level
Schedule 5B – Loan Level
Schedule 5C – Loan Level
Schedule 5D – Loan Level
Schedule 6A – Modification
Schedule 6B – Modification
Schedule 6C – Modification
Schedule 7A – Pay History
Schedule 7B – Pay History
Schedule 7C – Pay History
Schedule 8A – Tax and Title
Schedule 8B – Tax and Title
Schedule 8C – Tax and Title
Schedule 8D – Tax and Title
Schedule 8E – Tax and Title
Schedule 9 – Servicing Comments

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1 – Narrative
Schedule 2A – Tax and Title
Schedule 2B – Tax and Title
Schedule 2C – Tax and Title

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2A – Conditions
Schedule 2B – Conditions
Schedule 2C – Conditions
Schedule 3A – Custom Upload
Schedule 3B – Custom Upload
Schedule 3C – Custom Upload
Schedule 4A – Tape Compare
Schedule 4B – Tape Compare
Schedule 4C – Tape Compare
Schedule 5A – RPL Mod Upload
Schedule 5B – RPL Mod Upload
Schedule 5C – RPL Mod Upload
Schedule 6 – Rating Agency QM ATR Data Fields
Schedule 7 – Pay History
Schedule 8 – Servicing Comments

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Data Disc
Schedule 3 – Exception Report
Schedule 4 – Itemized Report
Schedule 5 – Pay String Report
Schedule 6 – Servicing Comment Report